May 01, 2020
GUIDESTONE FUNDS
Supplement dated March 1, 2021
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
LOW-DURATION BOND FUND
In the section “Principal Investment Strategies” for the Low-Duration Bond Fund, on page 66, the third and fifth bullet points are deleted in their entirety and replaced with the following:
•	The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds) rated “Ba” or higher by Moody’s or the equivalent by S&P Global Ratings or Fitch (or if unrated, determined by the Adviser or a Sub-Adviser to be the same quality). Mortgage- and asset-backed securities held by the fund may include those backed by loans to subprime borrowers. If an investment held by the Fund is downgraded below a “Ba” or equivalent rating, the Adviser or Sub-Adviser will take action that it believes to be advantageous for the Fund.
•	The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.